UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hans S. Wiemann
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Hans S. Wiemann, Springfield, MA, August 10, 2011

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total: $474,859


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    33351   551983 SH       Sole                   539208             12775
AECOM TECH                     COM              00766T100     1640    60000 SH       Sole                    60000
AMER EXPRESS                   COM              025816109    29195   564700 SH       Sole                   551850             12850
ANSYS INC                      COM              03662Q105    11054   202200 SH       Sole                   201600               600
APOLLO GROUP                   COM              037604105     4956   113470 SH       Sole                   110770              2700
BANK OF AMERICA                COM              060505104    10258   935947 SH       Sole                   919873             16074
BERKSHIRE HATH A               COM              084670108      232        2 SH       Sole                        2
BERKSHIRE HATH B               COM              084670702    51852   670013 SH       Sole                   657913             12100
BOSTON PROPRT                  COM              101121101     1760    16581 SH       Sole                    16581
BRIGHAM EXPLOR                 COM              109178103     1227    41000 SH       Sole                    41000
CA INC                         COM              12673p105     3654   160000 SH       Sole                   160000
CABOT OIL & GAS                COM              127097103     2984    45000 SH       Sole                    45000
CACI INTL                      COM              127190304     1829    29000 SH       Sole                    29000
CHUBB CORP                     COM              171232101     3130    50000 SH       Sole                    50000
COCA COLA                      COM              191216100    28087   417395 SH       Sole                   411495              5900
CONOCOPHILLIPS                 COM              20825c104    22733   302340 SH       Sole                   296490              5850
CORINTHIAN COLL                COM              218868107     1826   428725 SH       Sole                   418350             10375
DENBURY RESRCES                COM              247916208     1400    70000 SH       Sole                    70000
DRESSER-RAND GRP               COM              261608103     6063   112800 SH       Sole                   112800
DUCKWALL-ALCO                  COM              264142100     1749   165000 SH       Sole                   165000
DUN & BRADSTREET               COM              26483E100    18100   239605 SH       Sole                   236855              2750
EASTERN INSUR                  COM              276534104     2275   172100 SH       Sole                   172100
EBAY INC                       COM              278642103     4831   149700 SH       Sole                   149700
EDUCATION MGMT                 COM              28140m103      287    12000 SH       Sole                    12000
GARTNER INC                    COM              366651107    11267   279650 SH       Sole                   274525              5125
GENERAL ELECTRIC               COM              369604103    22806  1209236 SH       Sole                  1185536             23700
GP STRATEGIES                  COM              36225V104     3515   257300 SH       Sole                   257300
H&R BLOCK                      COM              093671105     1736   108200 SH       Sole                   103400              4800
HAMPDEN BANCRP                 COM              40867E107     1668   125700 SH       Sole                   125700
HARRIS CORP                    COM              413875105     2744    60900 SH       Sole                    60900
ITT EDUCATNL SVC               COM              45068B109     3912    50000 SH       Sole                    50000
JOHNSON & JOHNSN               COM              478160104    19407   291748 SH       Sole                   285160              6588
KRAFT FOODS                    COM              50075N104    14753   418750 SH       Sole                   408950              9800
LANCASTR COLONY                COM              513847103     5188    85300 SH       Sole                    85300
MANTECH INTL                   COM              564563104     1777    40000 SH       Sole                    40000
MARINE PRODUCTS                COM              568427108     2241   333500 SH       Sole                   333500
MASTERCARD INC                 COM              57636Q104    11267    37390 SH       Sole                    36665               725
MEDTRONIC INC                  COM              585055106     3853   100000 SH       Sole                   100000
MICROSOFT                      COM              594918104     6266   241000 SH       Sole                   241000
MORNINGSTAR                    COM              617700109     5583    91856 SH       Sole                    91856
NORTHERN OIL & G               COM              665531109     4164   188000 SH       Sole                   188000
OMEGA FLEX                     COM              682095104     5731   408480 SH       Sole                   398755              9725
PATTERSON COS                  COM              703395103    10568   321305 SH       Sole                   313180              8125
PEPSICO CORP                   COM              713448108     6906    98055 SH       Sole                    95880              2175
PETROHAWK ENRG                 COM              716495106     3700   150000 SH       Sole                   150000
PHH CORP                       COM              693320202     1218    59365 SH       Sole                    58630               735
PLUM CREEK TMBR                COM              729251108     1622    40000 SH       Sole                    40000
PROCTER & GAMBLE               COM              742718109    15138   238135 SH       Sole                   233010              5125
RAYTHEON                       COM              755111507    12751   255785 SH       Sole                   253435              2350
REGENCY CENTERS                COM              758849103     1812    41217 SH       Sole                    41217
SIMON PROP GRP                 COM              828806109      953     8200 SH       Sole                     8200
STRYKER CORP                   COM              863667101     4519    77000 SH       Sole                    77000
THOR INDUSTRIES                COM              885160101     4845   168000 SH       Sole                   168000
UDR INC                        COM              902653104      280    11400 SH       Sole                    11400
US BANCORP                     COM              902973304    10070   394750 SH       Sole                   387100              7650
VARIAN MEDICAL                 COM              92220p105     5251    75000 SH       Sole                    75000
WEIGHT WATCHERS                COM              948626106      340     4500 SH       Sole                     4500
WELLS FARGO                    COM              949746101    22532   802977 SH       Sole                   791207             11770